PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited)
1
Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.8%
Australia : 11.4%
47,559
ANZ Group Holdings Ltd.
$ 1,079,006
1.3
14,881
Aristocrat Leisure Ltd.
568,760
0.7
16,377
ASX Ltd.
624,312
0.7
10,025  BHP Group Ltd. - Class
DI
274,314
0.3
25,256
BlueScope Steel Ltd.
402,311
0.5
7,095  Commonwealth Bank of
Australia
709,084
0.8
28,812  Fortescue Metals Group
Ltd.
404,940
0.5
121,992  Insurance Australia
Group Ltd.
619,668
0.7
76,781
Lottery Corp. Ltd.
275,051
0.3
17,820  National Australia Bank
Ltd.
468,539
0.5
2,406
Pro Medicus Ltd.
420,716
0.5
44,146  QBE Insurance Group
Ltd.
556,730
0.7
3,920
Rio Tinto Ltd.
340,047
0.4
250,760
Scentre Group
670,406
0.8
283,107
South32 Ltd. - Class DI
599,888
0.7
199,414
Telstra Group Ltd.
642,995
0.8
59,306
Transurban Group
580,000
0.7
220,282
Vicinity Ltd.
355,116
0.4
2,029
WiseTech Global Ltd.
97,172
0.1
9,689,055
11.4
China : 28.4%
26,000  AAC Technologies
Holdings, Inc.
123,033
0.1
6,000
Airtac International Group
173,068
0.2
115,000  Alibaba Group Holding
Ltd.
2,262,603
2.7
16,000  Aluminum Corp. of China
Ltd. - Class H
21,641
0.0
141,000  AviChina Industry &
Technology Co. Ltd. -
Class H
70,445
0.1
35,900  Bank of Beijing Co. Ltd. -
Class A
28,804
0.0
251,000  Bank of China Ltd. -
Class H
151,231
0.2
148,500  Bank of Shanghai Co.
Ltd. - Class A
207,251
0.2
56,500  Beijing Enterprises
Holdings Ltd.
247,309
0.3
39,300
(1)
BOC Aviation Ltd.
358,594
0.4
51,500
BYD Co. Ltd. - Class H
647,245
0.8
48,000  BYD Electronic
International Co. Ltd.
205,561
0.2
551,000  China CITIC Bank Corp.
Ltd. - Class H
508,229
0.6
508,000  China Communications
Services Corp. Ltd. -
Class H
318,262
0.4
142,960  China Construction Bank
Corp. - Class H
150,609
0.2
12,500  China Hongqiao Group
Ltd.
49,824
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
14,400
(1)(2)
China International
Capital Corp. Ltd. - Class
H
$ 35,068
0.0
134,000  China Mengniu Dairy Co.
Ltd.
259,453
0.3
4,400  China Pacific Insurance
Group Co. Ltd. - Class H
17,519
0.0
92,812  China Railway Signal &
Communication Corp.
Ltd. - Class A
68,266
0.1
607,000
(1)
China Resources
Pharmaceutical Group
Ltd.
373,918
0.4
233,700
(1)
China Tower Corp. Ltd. -
Class H
369,977
0.4
503,000  Chongqing Rural
Commercial Bank Co.
Ltd. - Class H
405,726
0.5
150,000  CMOC Group Ltd. - Class
H
313,087
0.4
3,200  Contemporary Amperex
Technology Co. Ltd. -
Class H
195,473
0.2
11,200  Dong-E-E-Jiao Co. Ltd. -
Class A
74,871
0.1
66,600  Dongfang Electric Corp.
Ltd. - Class A
202,588
0.2
138,000
Far East Horizon Ltd.
141,250
0.2
374,000
Fosun International Ltd.
233,834
0.3
43,000  Geely Automobile
Holdings Ltd.
93,988
0.1
21,200
(1)
Giant Biogene Holding
Co. Ltd.
98,861
0.1
119,800  Goldwind Science &
Technology Co. Ltd. -
Class A
261,787
0.3
147,500  Great Wall Motor Co. Ltd.
- Class H
284,920
0.3
114,000  Guangdong Investment
Ltd.
109,631
0.1
2,549
H World Group Ltd., ADR
117,509
0.1
22,000
(1)
Hansoh Pharmaceutical
Group Co. Ltd.
114,061
0.1
38,600
(1)
Huatai Securities Co. Ltd.
- Class H
91,016
0.1
720,414  Industrial & Commercial
Bank of China Ltd. -
Class H
597,238
0.7
72,600  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
138,268
0.2
22,304
JD.com, Inc. - Class A
333,646
0.4
10,682
Kanzhun Ltd., ADR
236,072
0.3
58,400
Kingsoft Corp. Ltd.
215,846
0.3
352,000
Kunlun Energy Co. Ltd.
336,212
0.4
56,000
Lenovo Group Ltd.
70,129
0.1
3,800  Luxshare Precision
Industry Co. Ltd. - Class
A
31,301
0.0
140,500
(1)
Meitu, Inc.
156,034
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
18,800  Midea Group Co. Ltd. -
Class H
$ 214,410
0.3
15,600  MINISO Group Holding
Ltd.
78,220
0.1
52,800  NARI Technology Co. Ltd.
- Class A
165,767
0.2
12,900
NetEase, Inc.
356,853
0.4
18,500  New Oriental Education &
Technology Group, Inc.
95,154
0.1
1,770
(3)
PDD Holdings, Inc., ADR
205,462
0.2
526,000  People's Insurance Co.
Group of China Ltd. -
Class H
477,692
0.6
192,000  PICC Property & Casualty
Co. Ltd. - Class H
436,700
0.5
104,500  Ping An Insurance Group
Co. of China Ltd. - Class
H
764,775
0.9
5,200
(1)
Pop Mart International
Group Ltd.
150,907
0.2
11,433  Qifu Technology, Inc.,
ADR
223,286
0.3
62,700  SAIC Motor Corp. Ltd. -
Class A
133,055
0.2
41,700  Sany Heavy Industry Co.
Ltd. - Class A
119,986
0.1
11,000  Satellite Chemical Co.
Ltd. - Class A
26,331
0.0
4,200  Seres Group Co. Ltd. -
Class A
75,044
0.1
251,400  Shandong Nanshan
Aluminum Co. Ltd. -
Class A
167,775
0.2
3,900  Shanghai Allist
Pharmaceuticals Co. Ltd.
- Class A
54,324
0.1
5,600  Shanghai International
Airport Co. Ltd. - Class A
25,092
0.0
64,400  SooChow Securities Co.
Ltd. - Class A
81,397
0.1
73,300  TCL Technology Group
Corp. - Class A
42,446
0.1
55,600
Tencent Holdings Ltd.
4,393,042
5.2
6,722  Tencent Music
Entertainment Group,
ADR
124,021
0.1
8,000  Tingyi Cayman Islands
Holding Corp.
12,280
0.0
92,400  Tongcheng Travel
Holdings Ltd.
260,815
0.3
289,000  TravelSky Technology
Ltd. - Class H
391,924
0.5
400
Trip.com Group Ltd.
27,877
0.0
4,545  Vipshop Holdings Ltd.,
ADR
89,264
0.1
72,000  Weichai Power Co. Ltd. -
Class H
178,853
0.2
16,800
(1)
WuXi AppTec Co. Ltd. -
Class H
219,501
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
162,072  Xiamen C & D, Inc. -
Class A
$ 227,795
0.3
139,600
(1)(3)
Xiaomi Corp. - Class B
742,076
0.9
154,000
(1)
Yadea Group Holdings
Ltd.
244,407
0.3
99,500  Yangzijiang Shipbuilding
Holdings Ltd.
257,760
0.3
44,080  Yealink Network
Technology Corp. Ltd. -
Class A
210,961
0.3
27,600  Yintai Gold Co. Ltd. -
Class A
83,065
0.1
23,400  Yunnan Yuntianhua Co.
Ltd. - Class A
102,621
0.1
33,600  Zhejiang China
Commodities City Group
Co. Ltd. - Class A
78,414
0.1
25,100  Zhejiang Chint Electrics
Co. Ltd. - Class A
99,895
0.1
172,700  Zhejiang Longsheng
Group Co. Ltd. - Class A
255,813
0.3
40,500  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
201,047
0.2
104,000  Zijin Mining Group Co.
Ltd. - Class H
413,564
0.5
13,400
ZTE Corp. - Class H
54,364
0.1
24,065,293
28.4
Hong Kong : 3.8%
85,574
AIA Group Ltd.
891,329
1.1
18,500
CK Asset Holdings Ltd.
95,121
0.1
14,800  Hong Kong Exchanges &
Clearing Ltd.
787,072
0.9
97,100
Link REIT
461,194
0.5
20,500  Power Assets Holdings
Ltd.
137,157
0.2
25,500  Swire Pacific Ltd. - Class
A
218,929
0.3
576,500
(1)
WH Group Ltd.
603,730
0.7
3,194,532
3.8
India : 14.4%
954
ABB India Ltd.
55,298
0.1
3,515
Axis Bank Ltd.
50,446
0.1
58,215
Bank of Baroda
189,184
0.2
87,641
Bharat Electronics Ltd.
405,134
0.5
45,311  Bharat Heavy Electricals
Ltd.
147,839
0.2
68,741  Bharat Petroleum Corp.
Ltd.
276,872
0.3
7,009
BSE Ltd.
228,464
0.3
2,172
Cipla Ltd./India
37,240
0.0
12,833
Coforge Ltd.
149,399
0.2
10,605  Coromandel International
Ltd.
283,183
0.3
1,655
Cummins India Ltd.
83,088
0.1
193,142
GAIL India Ltd.
381,696
0.4
7,814  Godrej Consumer
Products Ltd.
100,278
0.1
26,636
HCL Technologies Ltd.
485,351
0.6

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
8,250
(1)
HDFC Asset
Management Co. Ltd.
$ 246,982
0.3
5,217  Hindustan Aeronautics
Ltd.
265,656
0.3
207
Hitachi Energy India Ltd.
51,216
0.1
62,101
ICICI Bank Ltd.
967,058
1.1
233,410
Indian Oil Corp. Ltd.
423,330
0.5
13,927
Info Edge India Ltd.
207,844
0.2
45,782
Infosys Ltd.
803,283
0.9
689
(1)
InterGlobe Aviation Ltd.
45,649
0.1
5,206
(1)
LTIMindtree Ltd.
356,376
0.4
4,195
Lupin Ltd.
97,931
0.1
9,969
Mphasis Ltd.
314,486
0.4
5,332
Muthoot Finance Ltd.
223,603
0.3
294,906
NHPC Ltd.
253,847
0.3
87,212  Oil & Natural Gas Corp.
Ltd.
237,938
0.3
3,590  Oracle Financial Services
Software Ltd. - Class 1
326,967
0.4
3,213
Persistent Systems Ltd.
229,247
0.3
16,214
Pidilite Industries Ltd.
266,785
0.3
1,593
Polycab India Ltd.
133,409
0.2
54,810
Power Finance Corp. Ltd.
223,068
0.3
157,464  Power Grid Corp. of India
Ltd.
476,587
0.6
88,557
REC Ltd.
358,897
0.4
11,611
Reliance Industries Ltd.
204,270
0.2
1,759
Solar Industries India Ltd.
261,601
0.3
6,167  Sun Pharmaceutical
Industries Ltd.
126,505
0.1
79,171
(3)
Suzlon Energy Ltd.
48,023
0.1
18,047  Tata Consultancy
Services Ltd.
635,683
0.7
19,935
Tata Steel Ltd.
37,544
0.0
22,869
Tech Mahindra Ltd.
389,549
0.5
1,043  Torrent Pharmaceuticals
Ltd.
43,392
0.1
4,136
United Spirits Ltd.
67,121
0.1
24,174
UPL Ltd.
205,723
0.2
57,875
Vedanta Ltd.
341,559
0.4
165,506
Wipro Ltd.
463,733
0.5
12,208,334
14.4
Indonesia : 0.3%
2,599,600
Kalbe Farma Tbk PT
187,585
0.2
705,200  Sumber Alfaria Trijaya
Tbk PT
76,305
0.1
263,890
0.3
Malaysia : 2.4%
329,900
AMMB Holdings Bhd
475,397
0.5
213,200  CIMB Group Holdings
Bhd
395,014
0.5
58,700
Hong Leong Bank Bhd
300,408
0.3
133,000
Malayan Banking Bhd
319,096
0.4
393,500
(1)
MR DIY Group M Bhd
143,892
0.2
240,000
RHB Bank Bhd
403,813
0.5
2,037,620
2.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
New Zealand : 0.5%
17,418  Fisher & Paykel
Healthcare Corp. Ltd.
$ 373,211
0.5
Singapore : 2.9%
234,200  CapitaLand Ascendas
REIT
508,676
0.6
251,200  CapitaLand Integrated
Commercial Trust
456,268
0.5
16,700
DBS Group Holdings Ltd.
699,538
0.8
425,900
Genting Singapore Ltd.
250,098
0.3
43,700
Singapore Exchange Ltd.
569,833
0.7
2,484,413
2.9
South Korea : 11.9%
2,240
Amorepacific Corp.
189,744
0.2
3,325
DB Insurance Co. Ltd.
282,393
0.3
6,046  Hana Financial Group,
Inc.
384,677
0.5
2,845
HD Hyundai Co. Ltd.
381,114
0.4
268  HD Hyundai Electric Co.
Ltd.
141,977
0.2
462  HD Hyundai Heavy
Industries Co. Ltd.
168,569
0.2
1,025  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
286,319
0.3
1,005
Hyundai Mobis Co. Ltd.
211,918
0.2
7,144
KB Financial Group, Inc.
609,417
0.7
6,364
Kia Corp.
494,480
0.6
11,414  Korea Electric Power
Corp.
410,453
0.5
1,037
LG Chem Ltd.
264,258
0.3
30,682
LG Uplus Corp.
314,195
0.4
1,034
NAVER Corp.
172,171
0.2
23,086  NH Investment &
Securities Co. Ltd.
325,174
0.4
1,303  Orion Corp./Republic of
Korea
93,711
0.1
514
POSCO Holdings, Inc.
108,468
0.1
40,450  Samsung Electronics Co.
Ltd.
2,778,222
3.3
491
Samsung SDS Co. Ltd.
56,366
0.1
10,559  Shinhan Financial Group
Co. Ltd.
564,400
0.7
4,588
SK Hynix, Inc.
1,661,862
2.0
6
SK, Inc.
1,086
0.0
9,837  Woori Financial Group,
Inc.
178,204
0.2
10,079,178
11.9
Taiwan : 18.1%
7,000
Accton Technology Corp.
229,333
0.3
8,000
Advantech Co. Ltd.
73,578
0.1
1,000
Alchip Technologies Ltd.
105,729
0.1
34,000  Catcher Technology Co.
Ltd.
217,801
0.3
399,000
China Airlines Ltd.
244,495
0.3
241,000
Compal Electronics, Inc.
225,889
0.3
30,000
Delta Electronics, Inc.
894,314
1.1
5,000  eMemory Technology,
Inc.
327,413
0.4

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
120,000  Far Eastern New Century
Corp.
$ 107,921
0.1
3,300
Fortune Electric Co. Ltd.
73,859
0.1
139,000  Hon Hai Precision
Industry Co. Ltd.
1,001,625
1.2
4,000  International Games
System Co. Ltd.
94,825
0.1
1,000
King Slide Works Co. Ltd.
121,976
0.1
4,000
MediaTek, Inc.
178,252
0.2
97,000  Micro-Star International
Co. Ltd.
332,964
0.4
14,426
PharmaEssentia Corp.
237,504
0.3
20,000  President Chain Store
Corp.
152,818
0.2
10,000  Synnex Technology
International Corp.
20,058
0.0
211,627  Taiwan Semiconductor
Manufacturing Co. Ltd.
9,757,355
11.5
24,000  United Microelectronics
Corp.
35,238
0.0
5,000  Voltronic Power
Technology Corp.
185,498
0.2
122,000
WPG Holdings Ltd.
265,918
0.3
89,000  Zhen Ding Technology
Holding Ltd.
413,704
0.5
15,298,067
18.1
Thailand : 1.5%
1,600  Advanced Info Service
PCL
15,293
0.0
245,700
CP AXTRA PCL
124,077
0.2
15,000  Delta Electronics
Thailand PCL
94,449
0.1
42,500
Kasikornbank PCL
246,453
0.3
80,800
Krung Thai Bank PCL
69,119
0.1
423,700
Minor International PCL
290,311
0.3
106,300
SCB X PCL - Foreign
429,711
0.5
1,269,413
1.5
United Kingdom : 0.7%
84,500  CK Hutchison Holdings
Ltd.
596,091
0.7
United States : 0.5%
3,525
CSL Ltd.
430,181
0.5
Total Common Stock
(Cost $60,988,850)
81,989,278
96.8
EXCHANGE-TRADED FUNDS : 2.1%
18,733  iShares MSCI All Country
Asia ex Japan ETF
1,735,800
2.1
Total Exchange-Traded
Funds
(Cost $1,522,931)
1,735,800
2.1
Total Long-Term
Investments
(Cost $62,511,781)
83,725,078
98.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.2%
Mutual Funds : 1.2%
1,038,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.880%
(Cost $1,038,000) $ 1,038,000 1.2
Total Short-Term
Investments
(Cost $1,038,000)
$ 1,038,000
1.2
Total Investments in
Securities
(Cost $63,549,781) $ 84,763,078 100.1
Liabilities in Excess of
Other Assets (56,385) (0.1)
Net Assets $ 84,706,693 100.0
ADR American Depositary Receipt
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Non-income producing security.
(4)
Rate shown is the 7-day yield as of November 30, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 28.8%
Financials 22.4
Consumer Discretionary 9.5
Industrials 8.4
Communication Services 8.3
Materials 6.2
Health Care 3.3
Real Estate 3.0
Utilities 2.8
Consumer Staples 2.1
Exchange-Traded Funds 2.1
Energy 2.0
Short-Term Investments 1.2
Liabilities in Excess of Other Assets (0.1)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 9,689,055 $ — $ 9,689,055
China 1,865,190 22,165,035 35,068 24,065,293
Hong Kong — 3,194,532 — 3,194,532
India 67,121 12,141,213 — 12,208,334
Indonesia — 263,890 — 263,890
Malaysia — 2,037,620 — 2,037,620
New Zealand — 373,211 — 373,211
Singapore — 2,484,413 — 2,484,413
South Korea 314,195 9,764,983 — 10,079,178
Taiwan — 15,298,067 — 15,298,067
Thailand — 1,269,413 — 1,269,413
United Kingdom — 596,091 — 596,091
United States — 430,181 — 430,181
Total Common Stock 2,246,506 79,707,704 35,068 81,989,278
Exchange-Traded Funds 1,735,800 — — 1,735,800
Short-Term Investments 1,038,000 — — 1,038,000
Total Investments, at fair value $ 5,020,306 $ 79,707,704 $ 35,068 $ 84,763,078
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (275,599) $ — $ (275,599)
Total Liabilities $ — $ (275,599) $ — $ (275,599)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At November 30, 2025, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI Australia
ETF
Royal Bank of
Canada Call 12/19/25 USD 26.030 59,218 USD 1,530,785 $ 6,040 $ (9,620)
iShares MSCI
Emerging Markets ETF
Royal Bank of
Canada Call 12/19/25 USD 53.630 359,699 USD 19,538,850 200,065 (265,979)
$ 206,105 $ (275,599)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 23,024,990
Gross Unrealized Depreciation (1,811,693)
Net Unrealized Appreciation $ 21,213,297